Fair Value Disclosures on Financial Instruments - Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	€ (16,196)	€ (11,678)
Total financial instruments, net	(1,801)	3,798
Total financial instruments, net fair value	(10,793)	(8,845)
Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(8,604)	(9,041)
Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(4,086)	(1,006)
Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	1,896	1,201
At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	(5,564)	1,112
At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	3,416	2,553
Trade and other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,589)	(1,614)
Other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(306)	(350)
Financial liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(16,196)	(11,678)
AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(17,398)	(12,866)
AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(17,398)	(12,866)
AC | Trade payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,283)	(1,265)
AC | Trade payables | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,283)	(1,265)
AC | Loans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(3,116)	(58)
Liabilities, at fair value	(3,116)	(58)
AC | Loans | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(3,116)	(58)
AC | Loans | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(3,116)	(58)
AC | Bonds
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(9,433)	(10,204)
Liabilities, at fair value	(10,003)	(10,365)
AC | Bonds | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(10,003)	(10,365)
AC | Bonds | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(9,433)	(10,204)
AC | Private placements
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,067)	(1,041)
Liabilities, at fair value	(1,078)	(1,035)
AC | Private placements | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(1,078)	(1,035)
AC | Private placements | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,067)	(1,041)
AC | Other non-derivative financial liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(2,498)	(298)
Liabilities, at fair value	(296)	(298)
AC | Other non-derivative financial liabilities | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(296)	(298)
AC | Other non-derivative financial liabilities | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(2,498)	(298)
FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(55)	(65)
FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(55)	(65)
FVTPL | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(55)
Liabilities, at fair value	(55)
FVTPL | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(55)
FVTPL | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(55)
Designated as hedging instrument | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(11)	(9)
Liabilities, at fair value	(11)	(9)
Designated as hedging instrument | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(11)	(9)
Designated as hedging instrument | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(11)	(9)
Designated as hedging instrument | Interest rate swaps
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(16)	(3)
Liabilities, at fair value	(16)	(3)
Designated as hedging instrument | Interest rate swaps | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(16)	(3)
Designated as hedging instrument | Interest rate swaps | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(16)	(3)
HFT | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(65)
Liabilities, at fair value		(65)
HFT | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value		(65)
HFT | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(65)
AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	11,834	13,978
AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	11,834	13,978
FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,486	2,617
FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,486	2,617
Cash and cash equivalents
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,314
Cash and cash equivalents | L&R
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		8,627
Cash at banks | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,877	2,918
Cash at banks | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,877	2,918
Time deposits | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,090	4,514
Time deposits | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,090	4,514
Money market and similar funds | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,347	1,195
Assets, at fair value	1,347	1,195
Money market and similar funds | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	1,347	1,195
Money market and similar funds | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,347	1,195
Trade and other receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	8,037	6,480
Trade Receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	7,582
Trade Receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	7,582
Trade Receivables | L&R
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		6,188
Trade Receivables | L&R | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		6,188
Other receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	454	293
Other financial assets
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,633	1,984
Debt investments | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	27
Assets, at fair value	27
Debt investments | AC | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	27
Debt investments | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	27
Debt investments | AFS
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		77
Assets, at fair value		77
Debt investments | AFS | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		77
Debt investments | AFS | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		77
Marketable equity investments | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,996
Assets, at fair value	1,996
Marketable equity investments | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	25
Marketable equity investments | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	89
Marketable equity investments | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	1,882
Marketable equity investments | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,996
Marketable equity investments | AFS
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		1,248
Assets, at fair value		1,248
Marketable equity investments | AFS | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		52
Marketable equity investments | AFS | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		1,196
Marketable equity investments | AFS | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		1,248
Investments in associates
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	16	26
Time deposits | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	41	134
Assets, at fair value	41	134
Time deposits | AC | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	41	134
Time deposits | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	41	134
Financial instruments related to employee benefit plans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	183	165
Loans and other financial receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	217	147
Assets, at fair value	217	147
Loans and other financial receivables | AC | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	217	147
Loans and other financial receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	217	147
FX forward contracts | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	33
Assets, at fair value	33
FX forward contracts | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	33
FX forward contracts | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	33
FX forward contracts | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3	2
Assets, at fair value	3	2
FX forward contracts | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	3	2
FX forward contracts | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3	2
FX forward contracts | HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		100
Assets, at fair value		100
FX forward contracts | HFT | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		100
FX forward contracts | HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		100
Interest rate swaps | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	9	11
Assets, at fair value	9	11
Interest rate swaps | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	9	11
Interest rate swaps | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	9	11
Call options for share-based payments | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	95
Assets, at fair value	95
Call options for share-based payments | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	95
Call options for share-based payments | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	95
Call options for share-based payments | HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		68
Assets, at fair value		68
Call options for share-based payments | HFT | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		68
Call options for share-based payments | HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		68
Call options on equity shares | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	15
Assets, at fair value	15
Call options on equity shares | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	15
Call options on equity shares | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	€ 15
Call options on equity shares | HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		5
Assets, at fair value		5
Call options on equity shares | HFT | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		5
Call options on equity shares | HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		€ 5